Financial Instrument Risk Management - Debt Securities by Issuer and Industry Sector (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Notional amount	$ 178,698	$ 162,948
Total government issued or guaranteed debt securities
Disclosure of financial assets [line items]
Notional amount	28,536	25,433
Total government issued or guaranteed debt securities | FVTPL
Disclosure of financial assets [line items]
Notional amount	26,527	22,896
Total government issued or guaranteed debt securities | FVOCI
Disclosure of financial assets [line items]
Notional amount	2,009	2,537
Canadian federal government
Disclosure of financial assets [line items]
Notional amount	7,537	6,010
Canadian federal government | FVTPL
Disclosure of financial assets [line items]
Notional amount	6,803	5,161
Canadian federal government | FVOCI
Disclosure of financial assets [line items]
Notional amount	734	849
Canadian provincial and municipal government
Disclosure of financial assets [line items]
Notional amount	15,655	14,251
Canadian provincial and municipal government | FVTPL
Disclosure of financial assets [line items]
Notional amount	15,302	13,694
Canadian provincial and municipal government | FVOCI
Disclosure of financial assets [line items]
Notional amount	353	557
U.S. government and agency
Disclosure of financial assets [line items]
Notional amount	1,135	1,370
U.S. government and agency | FVTPL
Disclosure of financial assets [line items]
Notional amount	626	712
U.S. government and agency | FVOCI
Disclosure of financial assets [line items]
Notional amount	509	658
Other foreign government
Disclosure of financial assets [line items]
Notional amount	4,209	3,802
Other foreign government | FVTPL
Disclosure of financial assets [line items]
Notional amount	3,796	3,329
Other foreign government | FVOCI
Disclosure of financial assets [line items]
Notional amount	413	473
Total corporate debt securities
Disclosure of financial assets [line items]
Notional amount	41,013	40,129
Total corporate debt securities | FVTPL
Disclosure of financial assets [line items]
Notional amount	33,394	32,149
Total corporate debt securities | FVOCI
Disclosure of financial assets [line items]
Notional amount	7,619	7,980
Asset-backed securities
Disclosure of financial assets [line items]
Notional amount	12,406	9,931
Asset-backed securities | FVTPL
Disclosure of financial assets [line items]
Notional amount	8,185	6,135
Asset-backed securities | FVOCI
Disclosure of financial assets [line items]
Notional amount	4,221	3,796
Total debt securities
Disclosure of financial assets [line items]
Notional amount	81,955	75,493
Total debt securities | FVTPL
Disclosure of financial assets [line items]
Notional amount	68,106	61,180
Total debt securities | FVOCI
Disclosure of financial assets [line items]
Notional amount	13,849	14,313
Financials | Total corporate debt securities
Disclosure of financial assets [line items]
Notional amount	11,552	11,060
Financials | Total corporate debt securities | FVTPL
Disclosure of financial assets [line items]
Notional amount	8,659	8,171
Financials | Total corporate debt securities | FVOCI
Disclosure of financial assets [line items]
Notional amount	2,893	2,889
Utilities | Total corporate debt securities
Disclosure of financial assets [line items]
Notional amount	7,622	7,059
Utilities | Total corporate debt securities | FVTPL
Disclosure of financial assets [line items]
Notional amount	6,859	6,244
Utilities | Total corporate debt securities | FVOCI
Disclosure of financial assets [line items]
Notional amount	763	815
Industrials | Total corporate debt securities
Disclosure of financial assets [line items]
Notional amount	5,375	5,489
Industrials | Total corporate debt securities | FVTPL
Disclosure of financial assets [line items]
Notional amount	4,424	4,510
Industrials | Total corporate debt securities | FVOCI
Disclosure of financial assets [line items]
Notional amount	951	979
Energy | Total corporate debt securities
Disclosure of financial assets [line items]
Notional amount	3,704	3,272
Energy | Total corporate debt securities | FVTPL
Disclosure of financial assets [line items]
Notional amount	3,258	2,793
Energy | Total corporate debt securities | FVOCI
Disclosure of financial assets [line items]
Notional amount	446	479
Communication services | Total corporate debt securities
Disclosure of financial assets [line items]
Notional amount	3,020	3,149
Communication services | Total corporate debt securities | FVTPL
Disclosure of financial assets [line items]
Notional amount	2,647	2,727
Communication services | Total corporate debt securities | FVOCI
Disclosure of financial assets [line items]
Notional amount	373	422
Real estate | Total corporate debt securities
Disclosure of financial assets [line items]
Notional amount	2,305	2,525
Real estate | Total corporate debt securities | FVTPL
Disclosure of financial assets [line items]
Notional amount	1,882	1,987
Real estate | Total corporate debt securities | FVOCI
Disclosure of financial assets [line items]
Notional amount	423	538
Health care | Total corporate debt securities
Disclosure of financial assets [line items]
Notional amount	2,007	2,038
Health care | Total corporate debt securities | FVTPL
Disclosure of financial assets [line items]
Notional amount	1,644	1,625
Health care | Total corporate debt securities | FVOCI
Disclosure of financial assets [line items]
Notional amount	363	413
Consumer staples | Total corporate debt securities
Disclosure of financial assets [line items]
Notional amount	1,557	1,805
Consumer staples | Total corporate debt securities | FVTPL
Disclosure of financial assets [line items]
Notional amount	1,301	1,490
Consumer staples | Total corporate debt securities | FVOCI
Disclosure of financial assets [line items]
Notional amount	256	315
Consumer discretionary | Total corporate debt securities
Disclosure of financial assets [line items]
Notional amount	1,758	1,726
Consumer discretionary | Total corporate debt securities | FVTPL
Disclosure of financial assets [line items]
Notional amount	1,011	950
Consumer discretionary | Total corporate debt securities | FVOCI
Disclosure of financial assets [line items]
Notional amount	747	776
Information technology | Total corporate debt securities
Disclosure of financial assets [line items]
Notional amount	1,092	904
Information technology | Total corporate debt securities | FVTPL
Disclosure of financial assets [line items]
Notional amount	890	730
Information technology | Total corporate debt securities | FVOCI
Disclosure of financial assets [line items]
Notional amount	202	174
Materials | Total corporate debt securities
Disclosure of financial assets [line items]
Notional amount	1,021	1,102
Materials | Total corporate debt securities | FVTPL
Disclosure of financial assets [line items]
Notional amount	819	922
Materials | Total corporate debt securities | FVOCI
Disclosure of financial assets [line items]
Notional amount	$ 202	$ 180